Commitments and Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Credit Risk
Deposits with Federal Reserve Bank of Cleveland	$ 36,100,000	$ 10,300,000
Deferred revenue standby letter of credit	0	0
Standby lines of credit
Commitments and Credit Risk
Outstanding standby letters of credit	$ 477,000	$ 136,000
Minimum
Commitments and Credit Risk
Time to fund mortgage loan	60 days
Maximum
Commitments and Credit Risk
Time to fund mortgage loan	90 days
Installment
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	1.40%	1.80%
Real Estate Loans
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	18.20%	18.70%
Commercial Line
Commitments and Credit Risk
Lines Of credit granted	$ 116,000,000	$ 71,500,000
Consumer Lines
Commitments and Credit Risk
Lines Of credit granted	$ 32,600,000	$ 35,700,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk
Concentration risk percentage credit risk loan products	80.40%	79.50%